INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)	Jun. 30, 2019 USD ($) $ / shares	Mar. 14, 2019 USD ($) $ / shares	Mar. 02, 2018 $ / shares shares
Private warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise period		5 years
Warrants incorporate in the reverse capitalization as reduction of equity		$ 1,589,548
Financial liabilities, at fair value	$ 2,800,000	$ 3,400,000
Gain recognized from change in fair value	$ 600,000
Private warrants | Volatility
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares		32
Private warrants | Share price
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares	5.30	5.35
Private warrants | Risk-free rate
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value	1.7631	2.43
Private warrants, strike price $15.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise price | $ / shares		$ 15.00
Number of instruments or interests issued or issuable		2,500,000
Private warrants, strike price $18.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise price | $ / shares		$ 18.00
Number of instruments or interests issued or issuable		2,500,000
Founder warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants incorporate in the reverse capitalization as reduction of equity		$ 1,843,175
Number of instruments or interests issued or issuable		5,200,000
Bioceres warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable		7,500,000
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of warrants issued in IPO | shares			5,200,000
Warrant exercise price | $ / shares			$ 11.50
Warrant exercise period			5 years
UAC | Private warrants, strike price $11.50
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise price | $ / shares		$ 11.50
Number of instruments or interests issued or issuable		2,500,000
Share price at which warrants become exercisable | $ / shares		$ 15.00
Number of trading days of shares at $15.00 for the warrants to vest		20
Continuous trading period at the warrant strike price for the warrants to vest		30 days